Restricted cash and cash equivalents	12 Months Ended
Mar. 31, 2020
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Restricted cash and cash equivalents
20. Restricted cash and cash equivalents
Restricted cash and cash equivalents consist of the following:

	As at March 31,
	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Cash at banks 1	1,040	960	13

	1,040	960	13

1
Cash at banks is restricted in use as it relates to unclaimed dividends of
₹
 960 million and
₹
 941 million ($ 13 million) as at March 31, 2019 and March 31, 2020 respectively. It also includes earmarked escrow amount of
₹
 80 million and
₹
 19 million ($ 0 million) as at March 31, 2019 and March 31, 2020 respectively, out of which
₹
 19 mi
llion
 and
₹
 19 million ($ 0
million) relates to unclaimed redeemable preference shares as at March 31, 2019 and March 31, 2020 respectively.